Other Assets and Liabilities (Summarized Financial Information of Equity Method Investees, Other than Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total assets	¥ 367,650,018	¥ 353,824,625	¥ 331,753,283
Total liabilities	351,353,496	337,580,071
Noncontrolling interests	691,454	583,605
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	(44,216)	1,163,394	318,715
Equity Method Investees Other than Morgan Stanley
Schedule of Equity Method Investments [Line Items]
Net loans	17,107,000	15,417,000
Total assets	32,992,000	28,459,000
Deposits	11,291,000	9,651,000
Total liabilities	27,255,000	24,176,000
Noncontrolling interests	93,000	85,000
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	1,119,000	1,058,000	1,093,000
Total interest expense	335,000	375,000	419,000
Net interest income	784,000	683,000	674,000
Provision for credit losses	207,000	215,000	171,000
Income before income tax expense	582,000	476,000	366,000
Net income applicable to Morgan Stanley	¥ 488,000	¥ 400,000	¥ 285,000